CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Profit before tax	$ 441,080,385	$ 682,307,668	$ 375,932,109
Adjustments and other non-cash items	(487,549,439)	(2,545,037,376)	(1,067,046,743)
Depreciation and amortization	79,611,677	62,448,521	74,412,260
Net impairment loss of financial assets	290,406,994	290,935,480	214,784,580
Accrued interest	(2,922,890,116)	(3,542,699,530)	(2,304,753,736)
Exchange rate	541,852,227	(1,247,476,057)	(8,219,631)
Loss on net monetary position	1,421,247,270	1,804,868,429	905,994,003
Gain on sale of Prisma Medios de Pagos S.A. (see Note 6.5.)	0	0	(3,392,691)
Other adjustments	102,222,509	86,885,781	54,128,472
Net increases (decreases) in operating assets:	(8,781,460,009)	(10,156,166,531)	(7,273,004,330)
Financial assets at fair value through profit or loss (FVTPL)	135,910,873	(630,070,749)	(214,869,197)
Financial assets at amortized cost
Other financial assets	(585,690,715)	(553,470,799)	(314,309,658)
Loans and advances to financial institutions	(44,279,082)	(33,260,111)	(5,306,308)
Loans and advances to customers	(6,750,666,479)	(4,660,460,953)	(3,144,825,777)
Loans and advances to government sector	(1,151,102)	(1,077,758)	(9,006)
Loans and advances to central bank	0	57,779	(80,331)
Reverse repurchase agreements	1,046,814,494	(3,314,444,240)	1,006,702,072
Debt securities	30,007,165	73,916,303	5,855,759
Financial assets at fair value through other comprehensive income	(2,515,286,132)	(938,480,833)	(4,653,816,465)
Other assets	(97,119,031)	(98,875,170)	47,654,581
Net increases (decreases) in operating liabilities:	8,827,341,447	9,927,813,541	6,319,292,128
Financial liabilities at amortized cost
Deposits from financial institutions	17,181,908	7,448,076	1,481,393
Deposits from customers	7,635,971,336	7,863,304,092	5,259,313,168
Deposits from government sector	206,586,285	73,234,494	(16,412,775)
Repurchase agreements	8,030,197	(11,654,723)	5,453,712
Financial liabilities at FVTPL	(14,746,183)	31,361,740	1,384,489
Other financial liabilities	974,317,904	1,964,119,862	1,068,072,141
Income tax paid	(274,977,772)	(15,377,796)	(11,020,847)
Interest received	4,735,719,954	6,793,039,316	4,293,902,152
Interest paid	(1,870,805,703)	(3,377,324,865)	(1,871,629,188)
Total cash flows generated by operating activities	2,589,348,863	1,309,253,957	766,425,281
Cash flows from investing activities
Payments:	(166,029,679)	(96,161,217)	(191,840,417)
Purchase of property and equipment, intangible assets and other assets	(164,525,453)	(91,783,378)	(111,280,464)
Other payments related to investment activities	(1,504,226)	(4,377,839)	(80,559,953)
Collections:	3,633,976	2,533,639	7,709,775
Dividends received	3,633,976	2,533,639	7,709,775
Total cash flows used in investing activities	(162,395,703)	(93,627,578)	(184,130,642)
Cash flows from financing activities
Payments:	(114,415,612)	(90,253,305)	(61,436,682)
Dividends	(90,609,727)	(606,095)	(17,475,201)
Debt security payments - Capital	(10,729,920)	(1,231,274)	(5,069,086)
Payment of lease liabilities	(13,075,965)	(13,561,406)	(14,532,650)
Financing by local financial institutions	0	(74,854,530)	(24,359,745)
Collections:	238,807,228	32,638,527	3,739,301
Debt securities issued - Capital	99,271,683	30,821,854	0
Financing by local financial institutions	101,954,554	0	0
Other collections related to financing activities	37,580,991	1,816,673	3,739,301
Total cash flows generated/(used in) by financing activities	124,391,616	(57,614,778)	(57,697,381)
Effect of exchange rate changes on cash and cash equivalents	(541,852,227)	1,247,476,057	8,219,631
Inflation effect on cash and cash equivalents	(1,674,416,805)	(1,925,745,984)	(1,407,545,700)
Total changes in cash and cash equivalents	335,075,744	479,741,674	(874,728,811)
Cash and cash equivalents at the beginning of the year (Note 4)	2,488,330,006	2,008,588,332	2,883,317,143
Cash and cash equivalents at the end of the year (Note 4)	$ 2,823,405,750	$ 2,488,330,006	$ 2,008,588,332